Accrued expenses and other liabilities - Indirect tax and duties (Details) - EUR (€) € in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Accrued expenses and other liabilities
PAYE (payroll taxes)	€ 15.7	€ 9.5	€ 12.9
Other tax (principally air passenger duty in various countries)	632.7	566.9	503.1
Total indirect tax and duties	€ 648.4	€ 576.4	€ 516.0